Defined Benefit Liabilities (Assets) - Principal Actuarial Assumptions (Detail)	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	2.24%	2.58%
Expected rate of salary increase	3.42%	3.08%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	3.07%	4.03%
Expected rate of salary increase	5.61%	5.93%